BUSINESS, BASIS OF PRESENTATION, AND ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Dec. 28, 2012
Accounting Policies [Abstract]
Business Description

Overview

The terms “we,” “us,” and “our” used in these financial statements refer to URS Corporation and its consolidated subsidiaries unless otherwise indicated. We are a leading international provider of engineering, construction and technical services. We offer a broad range of program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to public agencies and private sector clients around the world. We also are a United States (“U.S.”) federal government contractor in the areas of systems engineering and technical assistance, operations and maintenance, and information technology (“IT”) services. Headquartered in San Francisco, we have more than 54,000 employees in a global network of offices and contract-specific job sites in more than 50 countries as of January 25, 2013. We operate through four reporting segments: the Infrastructure & Environment Division, the Federal Services Division, the Energy & Construction Division and the Oil & Gas Division.

Fiscal Year	Our fiscal year is the 52/53-week period ending on the Friday closest to December 31.
Principles Of Consolidation And Basis Of Presentation

Principles of Consolidation and Basis of Presentation

Our consolidated financial statements include the financial position, results of operations and cash flows of URS Corporation and our majority-owned subsidiaries and joint ventures that are required to be consolidated.

We completed the acquisitions of Flint Energy Services Ltd. (“Flint”), Apptis Holdings, Inc. (“Apptis”), and Scott Wilson Group plc. (“Scott Wilson”) on May 14, 2012, June 1, 2011, and September 10, 2010, respectively. The operations of Flint became our Oil & Gas Division. The operating results of Flint, Apptis, and Scott Wilson from their acquisition dates through December 28, 2012 were included in our consolidated financial statements under the Oil & Gas, Federal Services, and Infrastructure & Environment Divisions, respectively.

Investments in unconsolidated joint ventures are accounted for using the equity method and are included as investments in and advances to unconsolidated joint ventures on our Consolidated Balance Sheets. All significant intercompany transactions and accounts have been eliminated in consolidation.

Use Of Estimates

Use of Estimates

The preparation of our consolidated financial statements in conformity with generally accepted accounting principles requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the balance sheet dates, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, we review our estimates based on information that is currently available. Changes in facts and circumstances may cause us to revise our estimates.

Consolidation Of Variable Interest Entities

Consolidation of Variable Interest Entities

We participate in joint ventures, which include partnerships and partially-owned limited liability companies, to bid, negotiate and complete specific projects. We are required to consolidate these joint ventures if we hold the majority voting interest or if we meet the criteria under the variable interest model as described below.

A variable interest entity (“VIE”) is an entity with one or more of the following characteristics (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity's activities are on behalf of the investor.

Our VIEs may be funded through contributions, loans and/or advances from the joint venture partners or by advances and/or letters of credit provided by our clients. Our VIEs may be directly governed, managed, operated and administered by the joint venture partners. Others have no employees and, although these entities own and hold the contracts with the clients, the services required by the contracts are typically performed by the joint venture partners or by other subcontractors.

If we are determined to be the primary beneficiary of the VIE, we are required to consolidate it. We are considered to be the primary beneficiary if we have the power to direct the activities that most significantly impact the VIE's economic performance and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. In determining whether we are the primary beneficiary, we take into consideration the following:

  Identifying the significant activities and the parties that have the power to direct them;
  Reviewing the governing board composition and participation ratio;
  Determining the equity, profit and loss ratio;
  Determining the management-sharing ratio;
  Reviewing employment terms, including which joint venture partner provides the project manager; and
  Reviewing the funding and operating agreements.

  Examples of significant activities include the following:

  Engineering services;
  Procurement services;
  Construction;
  Construction management; and
  Operations and maintenance services.

Based on the above, if we determine that the power to direct the significant activities is shared by two or more joint venture parties, then there is no primary beneficiary and no party consolidates the VIE. In making the shared-power determination, we analyze the key contractual terms, governance, related party and de facto agency as they are defined in the accounting standard, and other arrangements to determine if the shared power exists.

As required by the accounting standard, we perform a quarterly re-assessment to determine whether we are the primary beneficiary. This evaluation may result in consolidation of a previously unconsolidated joint venture or in deconsolidation of a previously consolidated joint venture. See Note 6, “Joint Ventures,” for further information on our VIEs.

Revenue Recognition

Revenue Recognition

We recognize revenues from engineering, construction and construction-related contracts using the percentage-of-completion method as project progress occurs. Service-related contracts, including operations and maintenance services and a variety of technical assistance services, are accounted for using the proportionate performance method as project progress occurs.

Percentage of Completion. Under the percentage-of-completion method, revenue is recognized as contract performance progresses. We estimate the progress towards completion to determine the amount of revenue and profit to recognize. We generally utilize a cost-to-cost approach in applying the percentage-of-completion method, where revenue is earned in proportion to total costs incurred, divided by total costs expected to be incurred. Costs are generally determined from actual hours of labor effort expended at per-hour labor rates calculated using a labor dollar multiplier that includes direct labor costs and allocable overhead costs. Direct non-labor costs are charged as incurred plus any mark-up permitted under the contract.

Under the percentage-of-completion method, recognition of profit is dependent upon the accuracy of a variety of estimates, including engineering progress, materials quantities, and achievement of milestones, incentives, penalty provisions, labor productivity, cost estimates and others. Such estimates are based on various professional judgments we make with respect to those factors and are subject to change as the project proceeds and new information becomes available.

Proportional Performance. Our service contracts, primarily performed by our Federal Services Division, are accounted for using the proportional performance method, under which revenue is recognized in proportion to the number of service activities performed, in proportion to the direct costs of performing the service activities, or evenly across the period of performance depending upon the nature of the services provided.

Revenues from all contracts may vary based on the actual number of labor hours worked and other actual contract costs incurred. If actual labor hours and other contract costs exceed the original estimate agreed to by our client, we generally obtain a change order, contract modification or successfully prevail in a claim in order to receive and recognize additional revenues relating to the additional costs (see “Change Orders and Claims” below).

If estimated total costs on any contract indicate a loss, we charge the entire estimated loss to operations in the period the loss becomes known. The cumulative effect of revisions to revenue, estimated costs to complete contracts, including penalties, incentive awards, change orders, claims, anticipated losses, and others are recorded in the accounting period in which the events indicating a loss or change in estimates are known and the loss can be reasonably estimated. Such revisions could occur at any time and the effects may be material.

We have a history of making reasonably dependable estimates of the extent of progress towards completion, contract revenue and contract completion costs on our long-term engineering and construction contracts. However, due to uncertainties inherent in the estimation process, it is possible that actual completion costs may vary from estimates.

Change Orders and Claims. Change orders and/or claims occur when changes are experienced once contract performance is underway, and may arise under any of the contract types described below.

Change orders are modifications of an original contract that effectively change the existing provisions of the contract without adding new scope or terms. Change orders may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Either we or our clients may initiate change orders. Client agreement as to the terms of change orders is, in many cases, reached prior to work commencing; however, sometimes circumstances require that work progress without obtaining client agreement. Costs related to change orders are recognized as incurred. Revenues attributable to change orders that are unapproved as to price or scope are recognized to the extent that costs have been incurred if the amounts can be reliably estimated and their realization is probable. Revenues in excess of the costs attributable to change orders that are unapproved as to price or scope are recognized only when realization is assured beyond a reasonable doubt. Change orders that are unapproved as to both price and scope are evaluated as claims.

Claims are amounts in excess of agreed contract prices that we seek to collect from our clients or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs. Claims are included in total estimated contract revenues when the contract or other evidence provides a legal basis for the claim, when the additional costs are caused by circumstances that were unforeseen at the contract date and are not the result of the deficiencies in the contract performance, when the costs associated with the claim are identifiable, and when the evidence supporting the claim is objective and verifiable. Revenue on claims is recognized only to the extent that contract costs related to the claims have been incurred and when it is probable that the claim will result in a bona fide addition to contract value which can be reliably estimated. No profit is recognized on claims until final settlement occurs. As a result, costs may be recognized in one period while revenues may be recognized when client agreement is obtained or claims resolution occurs, which can be in subsequent periods.

“At-risk” and “Agency” Contracts. The amount of revenues we recognize also depends on whether the contract or project represents an at-risk or an agency relationship between the client and us. Determination of the relationship is based on characteristics of the contract or the relationship with the client. For at-risk relationships where we act as the principal to the transaction, the revenue and the costs of materials, services, payroll, benefits, and other costs are recognized at gross amounts. For agency relationships, where we act as an agent for our client, only the fee revenue is recognized, meaning that direct project costs and the related reimbursement from the client are netted. Revenues from agency contracts and collaborative arrangements were not a material part of revenues for any period presented.

In classifying contracts or projects as either at-risk or agency, we consider the following primary characteristics to be indicative of at-risk relationships: (i) we acquire the related goods and services using our procurement resources, (ii) we assume the risk of loss under the contract and (iii) we are responsible for insurance coverage, employee-related liabilities and the performance of subcontractors.

We consider the following primary characteristics to be indicative of agency relationships: (i) our client owns the work facilities utilized under the contract, (ii) we act as a procurement agent for goods and services acquired with client funds, (iii) our client is invoiced for our fees, (iv) our client is exposed to the risk of loss and maintains insurance coverage, and (v) our client is responsible for employee-related benefit plan liabilities and any remaining liabilities at the end of the contract.

Revenue Recognition, Contract Types

Contract Types

Our contract types include cost-plus, target-price, fixed-price, and time-and-materials contracts. Revenue recognition is determined based on the nature of the service provided, irrespective of the contract type, with engineering, construction and construction-related contracts accounted for under the percentage-of-completion method and service-related contracts accounted for under the proportional performance method.

Cost-Plus Contracts. We enter into four major types of cost-plus contracts. Revenue for the majority of our cost-plus contracts is recognized using the percentage-of-completion method:

Cost-Plus Fixed Fee. Under cost-plus fixed fee contracts, we charge our clients for our costs, including both direct and indirect costs, plus a fixed negotiated fee.

Cost-Plus Fixed Rate. Under our cost-plus fixed rate contracts, we charge clients for our direct costs plus negotiated rates based on our indirect costs.

Cost-Plus Award Fee. Some cost-plus contracts provide for award fees or penalties based on performance criteria in lieu of a fixed fee or fixed rate. Other contracts include a base fee component plus a performance-based award fee. In addition, we may share award fees with subcontractors and/or our employees. We accrue fee sharing as related award fee revenue is earned. We take into consideration the award fee or penalty on contracts when estimating revenues and profit rates, and we record revenues related to the award fees when there is sufficient information to assess anticipated contract performance. On contracts that represent higher than normal risk or technical difficulty, we defer all award fees until an award fee letter is received. Once an award fee letter is received, the estimated or accrued fees are adjusted to the actual award amount.

Cost-Plus Incentive Fee. Some of our cost-plus contracts provide for incentive fees based on performance against contractual milestones. The amount of the incentive fees varies, depending on whether we achieve above-, at- or below-target results. We recognize incentive fees revenues as milestones are achieved, assuming that we will achieve at-target results, unless our estimates indicate our cost at completion to be significantly above or below target.

Target-Price Contracts. Under our target-price contracts, project costs are reimbursable. Our fee is established against a target budget that is subject to changes in project circumstances and scope. Should the project costs exceed the target budget within the agreed-upon scope, we generally degrade a portion of our fee or profit to mitigate the excess cost; however, the customer reimburses us for the costs that we incur if costs continue to escalate beyond our expected fee. If the project costs are less than the target budget, we generally recover a portion of the project cost savings as additional fee or profit. We recognize revenues on target-price contracts using the percentage-of-completion method.

Fixed-Price Contracts. We enter into two major types of fixed-price contracts:

Firm Fixed-Price (“FFP”). Under FFP contracts, our clients pay us an agreed fixed-amount negotiated in advance for a specified scope of work. We generally recognize revenues on FFP contracts using the percentage-of-completion method. If the nature or circumstances of the contract prevent us from preparing a reliable estimate at completion, we will delay profit recognition until adequate information about the contract's progress becomes available. Prior to completion, our recognized profit margins on any FFP contract depend on the accuracy of our estimates and will increase to the extent that our current estimates of aggregate actual costs are below amounts previously estimated. Conversely, if our current estimated costs exceed prior estimates, our profit margins will decrease and we may realize a loss on a project.

Fixed-Price Per Unit (“FPPU”). Under our FPPU contracts, clients pay us a set fee for each service or production transaction that we complete. We recognize revenues under FPPU contracts as we complete the related service or production transactions for our clients generally using the proportional performance method. Some of our FPPU contracts are subject to maximum contract values.

Time-and-Materials Contracts. Under our time-and-materials contracts, we negotiate hourly billing rates and charge our clients based on the actual time that we spend on a project. In addition, clients reimburse us for our actual out-of-pocket costs of materials and other direct incidental expenditures that we incur in connection with our performance under the contract. The majority of our time-and-material contracts are subject to maximum contract values and, accordingly, revenues under these contracts are generally recognized under the percentage-of-completion method. However, time-and-materials contracts that are service-related contracts are accounted for utilizing the proportional performance method. Revenues on contracts that are not subject to maximum contract values are recognized based on the actual number of hours we spend on the projects plus any actual out-of-pocket costs of materials and other direct incidental expenditures that we incur on the projects. Our time-and-materials contracts also generally include annual billing rate adjustment provisions.

Revenue Recognition, Segmenting And Combining Contracts

Segmenting and Combining Contracts

Occasionally a contract may include several elements or phases, each of which was negotiated separately with our client and agreed to be performed without regard to the performance of others. We follow the criteria set forth in the accounting guidance when combining and segmenting contracts. When combining contracts, revenues and profits are earned and reported uniformly over the performance of the combined contracts. When segmenting contracts, we assign revenues and costs to the different elements or phases to achieve different rates of profitability based on the relative value of each element or phase to the estimated contract revenues. Values assigned to the segments are based on our normal historical prices and terms of such services to other clients. Also, a group of contracts may be so closely related that they are, in effect, part of a single project with an overall profit margin.

Accounts Receivable And Costs And Accrued Earnings In Excess Of Billings On Contracts

Accounts Receivable and Costs and Accrued Earnings in Excess of Billings on Contracts

Accounts receivable in the accompanying Consolidated Balance Sheets are primarily comprised of amounts billed to clients for services already provided, but which have not yet been collected. Occasionally, under the terms of specific contracts, we are permitted to submit invoices in advance of providing our services to our clients and, to the extent they have not been collected, these amounts are also included in accounts receivable.

Costs and accrued earnings in excess of billings on contracts (also referred to as “Unbilled Accounts Receivable”) in the accompanying Consolidated Balance Sheets represent unbilled amounts earned and reimbursable under contracts. These amounts become billable according to the contract terms, which usually consider the passage of time, achievement of milestones or completion of the project. Generally, such unbilled amounts will be billed and collected over the next twelve months.

Accounts receivable and costs and accrued earnings in excess of billings on contracts include certain amounts recognized related to unapproved change orders (amounts representing the value of proposed contract modifications, but which are unapproved as to either price or scope) and claims, (change orders that are unapproved as to both price and scope) that have not been collected and, in the case of balances included in costs and accrued earnings in excess of billings on contracts, may not be billable until an agreement or, in the case of claims, a settlement is reached. Most of those balances are not material and are typically resolved in the ordinary course of business.

Billings In Excess Of Costs And Accrued Earnings On Contracts

Billings in Excess of Costs and Accrued Earnings on Contracts

Billings in excess of costs and accrued earnings on contracts in the accompanying Consolidated Balance Sheets is comprised of cash collected from clients and billings to clients on contracts in advance of work performed, advance payments negotiated as a contract condition, estimated losses on uncompleted contracts, normal profit liabilities, project-related legal liabilities; and other project-related reserves. The majority of the unearned project-related costs will be earned over the next twelve months.

We record provisions for estimated losses on uncompleted contracts in the period in which such losses become probable. The cumulative effects of revisions to contract revenues and estimated completion costs are recorded in the accounting period in which the amounts become probable and can be reasonably estimated. These revisions can include such items as the effects of change orders and claims, warranty claims, liquidated damages or other contractual penalties, adjustments for audit findings on U.S. or other government contracts and contract closeout settlements.

Receivable Allowances	Receivable Allowances We reduce our accounts receivable and costs and accrued earnings in excess of billings on contracts by estimating an allowance for amounts that may become uncollectible or unrealizable in the future. We determine our estimated allowance for uncollectible amounts based on management’s judgments regarding our operating performance related to the adequacy of the services performed or products delivered, the status of change orders and claims, our experience settling change orders and claims and the financial condition of our clients, which may be dependent on the type of client and current economic conditions to which the client may be subject.
Classification Of Current Assets And Liabilities

Classification of Current Assets and Liabilities

Our accounts receivable include retentions associated with long-term contracts, which are generally not billable until near or at the completion of the projects or milestones and/or delivery of services. For contracts with terms that exceed one year, retentions are generally billed beyond a year from the service date. Our Unbilled Accounts Receivable include amounts related to milestone payment clauses, which may provide for payments to be received beyond a year from the date the Unbilled Accounts Receivable are recognized. Unbilled Accounts Receivable related to performance-based incentives that we do not expect to bill within twelve months of the balance sheet date are included in “Other long-term assets.” Based on our historical experience, we generally consider the collection risk related to these amounts to be low. When events or conditions indicate that the amounts outstanding may become uncollectible, an allowance is estimated and recorded.

Subcontractor payables, subcontractor retentions, and billings in excess of costs and accrued earnings on contracts each contain amounts that, depending on contract performance, resolution of U.S. government contract audits, negotiations, change orders, claims or changes in facts and circumstances, may not require payment within one year.

Accounts receivable – retentions represent amounts billed to clients for services performed that, by the underlying contract terms, will not be paid until the projects meet contractual milestones, or are at or near completion. Correspondingly, subcontractors payable – retentions represent amounts billed to us by subcontractors for services performed that, by their underlying contract terms, do not require payment by us until the projects are at or near completion.

Accounts payable and subcontractors payable include our estimate of incurred but unbilled subcontractor costs.

Concentrations Of Credit Risk

Concentrations of Credit Risk

Our accounts receivable and costs and accrued earnings in excess of billings on contracts are potentially subject to concentrations of credit risk. Our credit risk on accounts receivable is limited due to the large number of contracts for clients that comprise our customer base and their dispersion across different business and geographic areas. We estimate and maintain an allowance for potential uncollectible accounts, and such estimates have historically been within management's expectations. See Note 4, “Accounts Receivable and Costs and Accrued Earnings in Excess of Billings on Contracts” for more details. Our cash and cash equivalents are maintained in accounts held by major banks and financial institutions located primarily in North America, Europe and Asia Pacific.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with maturities of 90 days or less at the date of purchase and include interest-bearing bank deposits and money market funds. At December 28, 2012 and December 30, 2011, restricted cash balances were $17.1 million and $21.0 million, respectively. These amounts were included in “Other current assets” on our Consolidated Balance Sheets. For cash held by our consolidated joint ventures, see Note 6, “Joint Ventures.”

Derivative Instruments

Derivative Instruments

We are exposed to the risk of changes in interest rates on our long-term debt. Sometimes, we manage this risk through the use of derivative instruments. All derivative financial instruments are recorded on the balance sheet at fair value. At dates entered into, the derivatives hedge the variability in cash flows received or paid in connection with a recorded asset or liability.

Changes in the fair value of cash flow hedges are recorded in other comprehensive income until earnings are affected by the variability of cash flows of the hedged transactions. We would discontinue hedge accounting prospectively when the derivatives are no longer effective in offsetting changes in cash flows of the hedged items, the derivatives are sold or terminated or it is no longer probable that the forecasted transactions will occur. Cash flows resulting from derivatives that are accounted for as hedges may be classified in the same category as the cash flows from the items being hedged.

We use derivative instruments only for risk management purposes and not for speculation or trading. The amount, maturity, and other specifics of the hedge, if any, are determined by the specific derivative instrument. If a derivative contract is entered into, we either determine that it is an economic hedge or we designate the derivative as a cash flow or fair value hedge. We formally document all relationships between hedging instruments and the hedged items, as well as our risk management objectives and strategies for undertaking various hedged transactions. For those derivatives designated as cash flow or fair value hedges, we formally assess, both at the derivatives' inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in the hedged items. The ineffective portion of hedging transactions is recognized in current income.

Fair Value Measurement

Fair Value Measurement

We determine the fair values of our financial instruments, including debt instruments and pension and post-retirement plan assets based on inputs or assumptions that market participants would use in pricing an asset or a liability. We categorize our instruments using a valuation hierarchy for disclosure of the inputs used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. The classification of a financial asset or liability within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The recorded values of cash and cash equivalents, accounts receivable, and accounts payable approximate fair values based on their short-term nature.

Our long-term debt includes both floating-rate and fixed rate instruments. See Note 11, “Fair Value of Debt Instruments and Derivative Instruments,” for additional disclosure.

Our fair value measurement methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Although we believe our valuation methods are appropriate and consistent with those used by other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

Inventory

Inventory

Inventory is stated at cost (first-in, first-out or average cost), but not in excess of net realizable value. Net realizable value represents the estimated selling price for inventory less the estimated costs of completion and the estimated costs associated with the sale. The cost of inventory includes expenditures incurred in acquiring the inventory, production or conversion costs, and other costs incurred in bringing the inventory items to their existing location and condition. For fabricated inventory and work in progress, cost includes overhead allocated based on normal operating capacity. A write down for excess or inactive inventory is recorded based upon an analysis that considers current inventory levels, historical usage patterns, future sales expectations and salvage value. See Note 5, “Inventory,” for additional disclosure.

Property And Equipment

Property and Equipment

Property and equipment are stated at cost. In the year assets are retired or otherwise disposed of, the costs and related accumulated depreciation are removed from the accounts and any gain or loss on disposal is reflected in the Consolidated Statement of Operations. Depreciation is provided on the straight-line and the declining methods using estimated useful lives less residual value. Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less. We capitalize our repairs- and maintenance-related costs that extend the estimated useful lives of property and equipment; otherwise, repairs- and maintenance-related costs are expensed. Whenever events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable, we compare the carrying value to the fair value, which is measured using the prices in active markets for similar assets, and recognize the difference as an impairment loss. See Note 7, “Property and Equipment,” for additional disclosure.

Internal-Use Computer Software

Internal-Use Computer Software

We expense or capitalize costs associated with the development of internal-use software as follows:

Preliminary Project Stage: Both internal and external costs incurred during this stage are expensed as incurred.

Application Development Stage: Both internal and external costs incurred to purchase and develop computer software are capitalized after the preliminary project stage is completed and management authorizes the computer software project. However, training costs and the process of data conversion from the old system to the new system, which includes purging or cleansing of existing data, reconciliation or balancing of old data to the converted data in the new system, are expensed as incurred.

Post-Implementation/Operation Stage: All training costs and maintenance costs incurred during this stage are expensed as incurred.

Costs of upgrades and enhancements are capitalized if the expenditures will result in adding functionality to the software. Capitalized software costs are depreciated using the straight-line method over the estimated useful life of the related software, which may be up to ten years.

Goodwill And Intangible Assets

Goodwill and Intangible Assets

We amortize our intangible assets based on the period over which the contractual or economic benefits of the intangible assets are expected to be realized. We assess our intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of an intangible asset may not be recoverable. Examples of such events are i) significant adverse changes in its market value, useful life, physical condition, or in the business climate that could affect its value; ii) a current-period operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of the intangible asset; or iii) a current expectation that, more likely than not, the intangible asset will be sold or otherwise disposed of before the end of its previously estimated useful life.

Goodwill represents the excess of the cost of an acquired entity over the net of the amounts assigned to assets acquired and liabilities assumed. We assess our goodwill for impairment at least annually as of the end of the first month following our September reporting period or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

We believe the methodology that we use to review impairment of goodwill, which includes a significant amount of judgment and estimates, provides us with a reasonable basis to determine whether impairment has occurred. However, many of the factors employed in determining whether our goodwill is impaired are outside of our control and it is reasonably likely that assumptions and estimates will change in future periods. These changes could result in future impairments.

Goodwill impairment reviews involve a two-step process. The first step is a comparison of each reporting unit's fair value to its carrying value. We estimate fair value using discounted cash flow analyses, referred to as the income approach. The income approach uses a reporting unit's projection of estimated cash flows and discounts those back to the present using a weighted-average cost of capital that reflects current market conditions. To arrive at our cash flow projections, we consider estimates of economic and market activity over a projection period of ten years, management's expectations of growth rates in revenues, costs, estimates of future expected changes in operating margins and capital expenditures. Other significant estimates and assumptions include long-term growth rates and changes in future working capital requirements.

We also consider indications obtained from the market approach. We applied market multiples derived from stock market prices of companies that are engaged in the same or similar lines of business as our reporting units and that are actively traded on a free and open market, or applied market multiples derived from transactions of significant interests in companies engaged in the same or similar lines of business as our reporting units, to the corresponding measure of financial performance for our reporting units produces estimates of value at the noncontrolling marketable level.

In reaching our final estimate of value, we considered the fair values derived from using both the income and market approaches. We gave primary weight to the income approach because it was deemed to be the most applicable.

When performing our impairment analysis, we also reconcile the sum of the fair values of our reporting units with our market capitalization to determine if the sum reasonably reconciles with the external market indicators. If our reconciliation indicates a significant difference between our external market capitalization and the sum of the fair values of our reporting units, we review and adjust the assumptions employed in our analysis, and examine if the implied control premium is reasonable in light of current market conditions.

If the carrying value of the reporting unit is higher than its fair value, there is an indication that impairment may exist and the second step must be performed to measure the amount of impairment. The amount of impairment is determined by comparing the implied fair value of the reporting unit's goodwill to the carrying value of the goodwill calculated in the same manner as if the reporting unit were being acquired in a business combination. If the implied fair value of goodwill is less than the recorded goodwill, we would record an impairment charge for the difference.

There are several instances that may cause us to further test our goodwill for impairment between the annual testing periods including: (i) continued deterioration of market and economic conditions that may adversely impact our ability to meet our projected results; (ii) declines in our stock price caused by continued volatility in the financial markets that may result in increases in our weighted-average cost of capital or other inputs to our goodwill assessment; and (iii) the occurrence of events that may reduce the fair value of a reporting unit below its carrying amount, such as the sale of a significant portion of one or more of our reporting units.

If our goodwill were impaired, we would be required to record a non-cash charge that could have a material adverse effect on our consolidated financial statements.

See Note 9, “Goodwill and Intangible Assets,” for more disclosure about our test for goodwill impairment.

Self-Insurance Reserves

Self-insurance Reserves

Self-insurance reserves represent reserves established as a result of insurance programs under which we self-insure portions of our business risks. We carry substantial premium-paid, traditional risk transfer insurance for our various business risks; however, we self-insure and establish reserves for the retentions on workers' compensation insurance, general liability, automobile liability, and professional errors and omissions liability.

Foreign Currency Translation

Foreign Currency Translation

We determine the functional currency of our international operating entities based upon the currency of the primary environment in which they operate. Where the functional currency is not the U.S. dollar, translation of assets and liabilities to U.S. dollars is based on exchange rates at the balance sheet date. Translation of revenue and expenses to U.S. dollars is based on the average rate during the period. Foreign currency differences arising from transactions denominated in currencies other than the functional currency, such as selling services or purchasing materials, results in transaction gains or losses, and are generally included in results of operations.

Foreign currency differences arising from the translation of intercompany loans from a foreign currency into the functional currency of an entity, which are of a long-term investment nature (that is, settlement is not planned or anticipated in the foreseeable future) are recorded in “Accumulated other comprehensive income (loss)” on our Consolidated Balance Sheets. Foreign currency differences arising from the translation of other intercompany loans are recorded in “Other income (expense)” on our Consolidated Statements of Operations.

Income Taxes

Income Taxes

We use the asset and liability approach for financial accounting and reporting for income taxes. We file income, franchise, gross receipts and similar tax returns in many jurisdictions. Our tax returns are subject to audit by the Internal Revenue Service, most states in the U.S., and by various government agencies representing many jurisdictions outside the U.S. We estimate and provide for additional income taxes that may be assessed by the various taxing authorities. Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Income tax expense is the amount of tax payable for the period plus or minus the change in deferred tax assets and liabilities during the period. See Note 13, “Income Taxes,” for additional disclosure.

Valuation allowances based on our judgments and estimates are established when necessary to reduce deferred tax assets to the amount expected to be realized and based on expected future operating results and available tax alternatives. Our estimates are based on facts and circumstances in existence as well as interpretations of existing tax regulations and laws applied to the facts and circumstances. Management believes that realization of deferred tax assets in excess of the valuation allowance is more likely than not.

Pension Plans And Post-retirement Benefits

Pension Plans and Post-retirement Benefits

We account for our defined benefit pension plans and post-retirement benefits using actuarial valuations that are based on assumptions, including discount rates, long-term rates of return on plan assets, and rates of change in participant compensation levels. We evaluate the funded status of each of our defined benefit pension plans and post-retirement benefit plans using these assumptions, consider applicable regulatory requirements, tax deductibility, reporting considerations and other relevant factors, and thereby, determine the appropriate funding level for each period. The discount rate used to calculate the present value of the pension and post-retirement benefit obligations is assessed at least annually. The discount rate represents the rate inherent in the price at which the plans' obligations are intended to be settled at the measurement date. See Note 14, “Employee Retirement and Post-Retirement Benefit Plans,” for additional disclosure.

Noncontrolling Interests

Noncontrolling interests

Noncontrolling interests represent the equity investments of the minority owners in our joint ventures and other subsidiary entities that we consolidate in our financial statements.

Business Combinations

Business Combinations

We account for business combinations under the purchase accounting method. The cost of an acquired company is assigned to the tangible and intangible assets purchased and the liabilities assumed on the basis of their fair values at the date of acquisition. The determination of fair values of assets and liabilities acquired requires us to make estimates and use valuation techniques when market value is not readily available. Any excess of purchase price over the fair value of net tangible and intangible assets acquired is allocated to goodwill. The transaction costs associated with business combinations are expensed as they are incurred. See Note 8, “Acquisitions,” for more information.

Reclassifications

Reclassifications

We made reclassifications to the prior year's financial statements to conform them to the current period's presentation. These reclassifications have no effect on our consolidated net assets or net cash flows. In particular, we reclassified from “Costs and accrued earnings in excess of billings on contracts” to “Other long-term assets” those unbilled receivables related to performance-based incentives that we do not expect to bill within twelve months of the balance sheet date.